CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 32,684,423	$ 23,227,922
Restricted cash	30,727,502	4,815,332
Accounts receivable, net of allowance for doubtful accounts of $737,741 and $929,437 as of December 31, 2012 and 2013, respectively	39,409,151	40,307,672
Prepaid expenses and other current assets	17,325,791	23,329,262
Amounts due from related parties	510,116	343,817
Current deferred tax assets	973,080	970,683
Inventories	312,907	276,436
Total current assets	121,942,970	93,271,124
Distribution rights	6,554,057	11,406,692
Production costs	142,245,594	90,345,409
Prepaid film costs	4,406,013	7,426,915
Property and equipment, net	63,678,652	60,208,609
Acquired intangible assets, net	2,451,801	3,189,481
Non-current deferred tax assets	509,730	311,102
Cost method investments	1,479,113	1,296,307
Equity method investments	26,277,613
Goodwill	50,540,017	49,110,021
Total assets	420,085,560	316,565,660
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to Bona Film Group Limited of $30,597,371 and $22,912,676 as of December 31, 2012 and 2013, respectively)	24,540,234	35,257,660
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $24,589,125 and $29,639,438 as of December 31, 2012 and 2013, respectively)	32,634,753	28,145,099
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to Bona Film Group Limited of $5,084,036 and $5,200,900 as of December 31, 2012 and 2013, respectively)	5,885,724	5,746,328
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to Bona Film Group Limited of $2,201,399 and $6,460,253 as of December 31, 2012 and 2013, respectively)	6,460,253	2,420,443
Bank borrowings (including bank borrowings of the consolidated variables interest entities without recourse to Bona Film Group Limited of $8,058,291 and $35,425,402 as of December 31, 2012 and 2013, respectively)	60,703,791	12,542,161
Other borrowings (including other borrowings of the consolidated variable interest entities without recourse to Bona Film Group Limited of $8,671,050 and $4,126,402 as of December 31, 2012 and 2013, respectively)	4,126,402	8,671,050
Current film participation financing liabilities with unrelated parties (including current film participation financing liabilities with unrelated parties of the consolidated variable interest entities without recourse to Bona Film Group Limited of $13,640,385 and $7,038,243 as of December 31, 2012 and 2013, respectively)	7,116,841	15,086,892
Current film participation financing liabilities with related party (including current film participations financing liabilities with related party of the consolidated variable interest entities without recourse to Bona Film Group Limited of nil and $36,704,809 as of December 31, 2012 and 2013, respectively)	36,704,809
Total current liabilities	178,172,807	107,869,633
Bank borrowings (including bank borrowings of the consolidated variable interest entities without recourse to Bona Film Group Limited of $8,025,553 and nil as of December 31, 2012 and 2013, respectively)	20,000,000	18,025,553
Deferred income (including deferred income of the consolidated variable interest entities without recourse to Bona Film Group Limited of $42,720 and $873,330 as of December 31, 2012 and 2013, respectively)	1,358,577	813,681
Non-current film participation financing liabilities with related party (including current film participation financing liabilities with related party of the consolidated variable interest entities without recourse to Bona Film Group Limited of nil and $17,675,141 as of December 31, 2012 and 2013, respectively)	17,675,141
Non-current deferred tax liabilities (including non-current deferred tax liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $211,203 and $23,626 as of December 31, 2012 and 2013, respectively)	23,626	211,203
Total liabilities	217,230,151	126,920,070
Commitments and contingencies (Note 26)
Equity
Bona Film Group Limited's ordinary shares ($0.0005 par value; 85,000,000 shares authorized, 30,402,346 and 29,737,257 shares issued and outstanding as of December 31, 2012 and 31,402,346 and 30,160,235 shares issued and outstanding as of December 31, 2013)	15,080	14,869
Additional paid-in capital	182,781,563	176,134,737
Statutory reserves	3,533,885	2,543,272
Accumulated profit	5,216,171	550,518
Accumulated other comprehensive income	9,512,937	6,465,090
Total Bona Film Group Limited's equity	201,059,636	185,708,486
Noncontrolling interests	1,795,773	3,937,104
Total equity	202,855,409	189,645,590
Total liabilities and equity	$ 420,085,560	$ 316,565,660